INTERIM BALANCE SHEET (USD $)	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash	$ 231,400	$ 84,042
Deferred offering costs	0	153,908
Prepaid insurance and other current assets	62,045	8,550
Total current assets	293,445	246,500
Investments held in Trust Account	80,244,448	0
Total assets	80,537,893	246,500
LIABILITIES AND SHAREHOLDERS' EQUITY
Note payable to affiliate	0	200,000
Accrued expenses	16,398	5,000
Accrued offering costs	0	21,500
Other liabilities:
Deferred underwriters' compensation	2,415,000	0
Total liabilities	2,431,398	226,500
Commitments and contingencies
Ordinary shares subject to possible redemption; 7,332,647 shares and 0 shares, respectively (at redemption value)	73,106,491	0
Shareholders' equity:
Preferred shares, no par value; five classes of unlimited shares authorized; none issued and outstanding	0	0
Ordinary shares, no par value; unlimited shares authorized; 2,729,853 and 2,012,500 issued and outstanding (which excludes 7,332,647 and 0 shares subject to possible redemption, respectively)	2,436,699	25,000
Additional paid-in capital	3,125,000	0
Deficit accumulated during the development stage	(561,695)	(5,000)
Total shareholders' equity	5,000,004	20,000
Total liabilities and shareholders' equity	$ 80,537,893	$ 246,500